GENERAL	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of December 31, 2020, our fleet comprises of ten LNG carriers, one Floating Storage Regasification Unit ("FSRU") and two Floating Liquefaction Natural Gas vessels ("FLNGs") (including one vessel under conversion to a FLNG). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of ten vessels and Hygo Energy Transition Ltd.’s (“Hygo”) (formerly known as Golar Power Limited) fleet of three vessels.

We are listed on the Nasdaq under the symbol: "GLNG".

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Going Concern

The financial statements have been prepared on a going concern basis.

To ensure we have the necessary liquidity to satisfy our anticipated capital expenditures, scheduled repayments of long and short-term debts, debt facilities’ written put options, financing costs and working capital requirements over the next 12 months, we are in ongoing discussions with various financial institutions. The main items that management considered from a liquidity standpoint were:

•    our ability to monetize assets, including but not limited to, the 18.6 million shares of owned NFE common stock and the risk of fluctuations in the NFE share price;
•the $107.6 million Golar Tundra Facility's put option due to expire in June 2021;
•the $100.0 million Revolving Credit Facility due in December 2021;
•    the $98.9 million Golar Seal Facility's put option due to expire in January 2022; and
•    the $402.5 million 2017 Convertible Bonds due in February 2022.

While we believe it is probable that we will be able to obtain the necessary funds and have a track record of successfully refinancing our existing debt requirements, obtaining put option extensions, monetizing existing assets and sourcing new funding, primarily as a result of the strong fundamentals in relation to our assets (including contracted cash flows and existing leverage ratios), we cannot be certain that these will be executed in time or at all. Global financial markets and economic conditions have been and continue to be volatile, particularly with the COVID-19 pandemic. In this context, we continue to have productive discussions with financiers, and believe that these developments are not likely to have a material adverse effect on our ability to refinance existing debt requirements, obtain put option extensions, monetize existing assets and source new funding

Further, if market and economic conditions were to be favorable, we may also consider in conjunction with the refinancing of existing loans, further issuances of corporate debt or equity to increase liquidity to meet maturing obligations. To this aim, sources of funding for our medium and long-term obligations are continually reviewed by management and include a combination of new loans, refinancing of existing arrangements, public and private debt or equity offerings, and potential asset sales.

Accordingly, we believe that based on our plans, as outlined above, we will have sufficient resources to satisfy our obligations in the ordinary course of business for the 12-month period from the date these consolidated financial statements were issued. To gauge our liquidity headroom, including our ability to continue to comply with relevant covenants, we have performed stress testing with respect to forecasted cash positions under various scenarios, which include using assumptions such as significantly reduced revenue contributions from our fleet for uncontracted periods without commensurate reduction in operating costs, and accordingly are confident in our ability to meet our obligations when falling due.